John Hancock Financial Services
197 Clarendon Street, C-1 Boston, Massachusetts 02116

(617) 572-9197

Fax: (617) 572-9161

E-mail: jchoodlet@jhancock.com

James C. Hoodlet

Vice President and Counsel

US Insurance Law

VIA EDGAR

May 1, 2008

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Room

RE	John Hancock Life Insurance Company

    Registration Statements Filed On Form N -6

John Hancock Variable Life Account UV (Annual Premium Variable Life)	# 33-63900
John Hancock Variable Life Account UV (Flex V1)	# 33-63842
John Hancock Variable Life Account UV (Flex V2)	# 33-75608
John Hancock Variable Life Account UV (Medallion Variable Life)	# 33-76662
John Hancock Variable Life Account UV (Variable Estate Protection)	# 33-64364
John Hancock Variable Life Account UV (Variable Estate Protection Plus)	# 333-73082
John Hancock Variable Life Account UV (Variable Estate Protection Edge, Performance Survivorship Variable Universal Life, Majestic Performance Survivorship Variable Universal Life)	# 333-73072
John Hancock Variable Life Account UV (Majestic Variable Universal Life 98)	# 333-42378
John Hancock Variable Life Account UV (Majestic Variable Estate Protection 98)	# 333-73444
John Hancock Variable Life Account UV (Medallion Executive Variable Life III)	# 333-63654
John Hancock Variable Life Account UV (Medallion Variable Life Plus)	# 333-70734
John Hancock Variable Life Account UV (Medallion Variable Life Edge, Medallion Variable Life Edge II)	# 333-70746
John Hancock Variable Life Account UV (Majestic Variable COLI)	# 333-91448
John Hancock Variable Life Account UV (Performance Executive Variable Life)	# 333-111383

    John Hancock Variable Life Insurance Company

    Registration Statements Filed On Form N-6

John Hancock Variable Life Account S (Medallion Executive Variable Life, Medallion Executive Variable Life II, Medallion Executive Variable Life III)	# 333-425
John Hancock Variable Life Account S (Majestic VUL, Majestic Variable Universal Life 98)	# 333-15075
John Hancock Variable Life Account S (Variable Master Plan Plus)	# 33-79108
John Hancock Variable Life Account S (Majestic Variable COLI)	# 333-60274
John Hancock Variable Life Account S (Variable Estate Protection, Majestic Variable Estate Protection, Majestic Variable Estate Protection 98, Variable Estate Protection Plus)	# 33-64366
John Hancock Variable Life Account S (Variable Estate Protection Edge, Performance Survivorship Variable Universal Life, Majestic Performance Survivorship Variable Universal Life)	# 333-55172
John Hancock Variable Life Account S (Performance Executive Variable Life)	#333-111385
John Hancock Variable Life Account U (Medallion Variable Life, Medallion Variable Life Plus)	# 33-76660
John Hancock Variable Life Account U (Annual Premium Variable Life)	# 2-68061
John Hancock Variable Life Account U (Medallion Variable Life Edge, Medallion Variable Life Edge II)	# 333-52128
John Hancock Variable Life Account U (eVariable Life)	# 333-50312
John Hancock Variable Life Account V (Flex V1)	# 33-16611
John Hancock Variable Life Account V (Flex V2)	# 33-75610

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ James C. Hoodlet

James C. Hoodlet
Vice President and Counsel